Investments (Details 16) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	3,978	5,609
Total number of securities in an unrealized loss position equal to or greater than 12 months	1,963	1,704
Fixed maturity securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	54,112	104,579
Less than 12 Months Gross Unrealized Loss	2,247	2,501
Equal to or Greater than 12 Months Estimated Fair Value	20,666	24,679
Equal to or Greater than 12 Months Gross Unrealized Loss	3,266	4,079
Total Estimated Fair Value	74,778	129,258
Total Gross Unrealized Loss	5,513	6,580
U.S. corporate securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	15,642	22,954
Less than 12 Months Gross Unrealized Loss	590	447
Equal to or Greater than 12 Months Estimated Fair Value	5,135	8,319
Equal to or Greater than 12 Months Gross Unrealized Loss	790	1,155
Total Estimated Fair Value	20,777	31,273
Total Gross Unrealized Loss	1,380	1,602
Foreign corporate securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	12,618	22,415
Less than 12 Months Gross Unrealized Loss	639	410
Equal to or Greater than 12 Months Estimated Fair Value	5,957	3,976
Equal to or Greater than 12 Months Gross Unrealized Loss	700	515
Total Estimated Fair Value	18,575	26,391
Total Gross Unrealized Loss	1,339	925
Foreign government debt securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	11,227	26,659
Less than 12 Months Gross Unrealized Loss	230	585
Equal to or Greater than 12 Months Estimated Fair Value	1,799	189
Equal to or Greater than 12 Months Gross Unrealized Loss	127	17
Total Estimated Fair Value	13,026	26,848
Total Gross Unrealized Loss	357	602
RMBS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,040	7,630
Less than 12 Months Gross Unrealized Loss	547	221
Equal to or Greater than 12 Months Estimated Fair Value	4,724	7,624
Equal to or Greater than 12 Months Gross Unrealized Loss	1,189	1,492
Total Estimated Fair Value	8,764	15,254
Total Gross Unrealized Loss	1,736	1,713
U.S. Treasury, agency and government guaranteed securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	2,611	13,401
Less than 12 Months Gross Unrealized Loss	1	530
Equal to or Greater than 12 Months Estimated Fair Value	50	118
Equal to or Greater than 12 Months Gross Unrealized Loss	1	29
Total Estimated Fair Value	2,661	13,519
Total Gross Unrealized Loss	2	559
CMBS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	2,825	3,787
Less than 12 Months Gross Unrealized Loss	135	29
Equal to or Greater than 12 Months Estimated Fair Value	678	1,363
Equal to or Greater than 12 Months Gross Unrealized Loss	91	249
Total Estimated Fair Value	3,503	5,150
Total Gross Unrealized Loss	226	278
ABS [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,972	2,671
Less than 12 Months Gross Unrealized Loss	103	33
Equal to or Greater than 12 Months Estimated Fair Value	1,316	2,102
Equal to or Greater than 12 Months Gross Unrealized Loss	214	350
Total Estimated Fair Value	6,288	4,773
Total Gross Unrealized Loss	317	383
State and political subdivision securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	177	5,061
Less than 12 Months Gross Unrealized Loss	2	246
Equal to or Greater than 12 Months Estimated Fair Value	1,007	988
Equal to or Greater than 12 Months Gross Unrealized Loss	154	272
Total Estimated Fair Value	1,184	6,049
Total Gross Unrealized Loss	156	518
Other fixed maturity securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	0	1
Less than 12 Months Gross Unrealized Loss	0	0
Equal to or Greater than 12 Months Estimated Fair Value	0	0
Equal to or Greater than 12 Months Gross Unrealized Loss	0	0
Total Estimated Fair Value	0	1
Total Gross Unrealized Loss	0	0
Equity Securities [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	785	280
Less than 12 Months Gross Unrealized Loss	126	21
Equal to or Greater than 12 Months Estimated Fair Value	375	825
Equal to or Greater than 12 Months Gross Unrealized Loss	173	220
Total Estimated Fair Value	1,160	1,105
Total Gross Unrealized Loss	299	241
Common Stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	581	89
Less than 12 Months Gross Unrealized Loss	96	12
Equal to or Greater than 12 Months Estimated Fair Value	5	1
Equal to or Greater than 12 Months Gross Unrealized Loss	1	0
Total Estimated Fair Value	586	90
Total Gross Unrealized Loss	97	12
Non-redeemable preferred stock [Member]
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	204	191
Less than 12 Months Gross Unrealized Loss	30	9
Equal to or Greater than 12 Months Estimated Fair Value	370	824
Equal to or Greater than 12 Months Gross Unrealized Loss	172	220
Total Estimated Fair Value	574	1,015
Total Gross Unrealized Loss	202	229